          AIM INCOME FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                          Supplement dated July 6, 2005
                    to the Prospectus dated November 23, 2004
                 as supplemented November 23, 2004, December 29,
       2004 (Supplement A), March 2, 2005, April 29, 2005 and July 1, 2005

This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

The following replaces in its entirety the information appearing in the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" in the prospectus:

         "The fund may invest up to 40% of its total assets in foreign securities. The fund may invest up to 35% of its net assets in lower-quality debt securities, i.e., "junk bonds," and unrated debt securities deemed by the portfolio managers to be of comparable quality. The fund may also invest in preferred stock issues and convertible corporate debt. The fund may also invest in credit derivatives. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

               AIM SHORT TERM BOND FUND - CLASS A, C AND R SHARES

                          Supplement dated July 6, 2005
                  to the Prospectus dated November 23, 2004 as
       supplemented November 23, 2004, December 29, 2004 (Supplement A),
                 March 2, 2005, April 29, 2005 and July 1, 2005


This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

The following replaces in its entirety the information appearing in the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" in the prospectus:

         "The fund may invest up to 15% of its total assets in foreign securities. The fund will not invest in non-U.S. dollar denominated securities. The fund may also invest in credit derivatives. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                   CLASS A      CLASS C    CLASS R
-------------------------------------------------------------- --------------- ---------  ---------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                2.50%        None        None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                      None(1,2)     None        None(3)

ANNUAL FUND OPERATING EXPENSES(4)
---------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                  CLASS A      CLASS C    CLASS R
-------------------------------------------------------------- --------------- ---------- ---------
Management Fees                                                     0.40%         0.40%      0.40%
Distribution and/or Service (12b-1) Fees(5,6)                       0.25          1.00       0.50
Other Expenses(7)                                                   0.21          0.21       0.21
Total Annual Fund Operating Expenses                                0.86          1.61       1.11
Fee Waiver(6)                                                         --          0.40         --
Net Annual Fund Operating Expenses(8)                               0.86          1.21       1.11

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) The distributor has contractually agreed to waive 0.40% of Rule 12b-1 distribution plan payments on Class C shares. In addition, the fund's advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.85%, 1.20% and 1.10% on Class A, Class C and Class R shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through July 31, 2006.

(7) Other expenses for Class A and Class R shares are based on estimated average net assets for the current fiscal year.

(8) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and
     Note 6 above, and net of this arrangement were 0.85%, 1.20% and 1.10% for Class A, Class C and Class R shares, respectively, for the year ended July 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR    3 YEARS    5 YEARS     10 YEARS
------------- -------- ---------- ---------- --------------
Class A       $   336  $     518  $     715    $   1,284
Class C           223        469        838        1,877
Class R           113        353        612        1,352

You would pay the following expenses if you did not redeem your shares:

               1 YEAR    3 YEARS    5 YEARS     10 YEARS
------------- -------- ---------- ---------- --------------
Class A       $   336  $     518  $     715    $   1,284
Class C           123        469        838        1,877
Class R           113        353        612        1,352

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM SHORT TERM
BOND FUND
CLASS A--ANNUAL
EXPENSE RATIO
0.86%            YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.14%       8.45%      12.94%      17.62%      22.49%      27.56%      32.84%      38.34%      44.06%      50.03%

End of Year
Balance      $10,414.00  $10,845.14  $11,294.13  $11,761.71  $12,248.64  $12,755.73  $13,282.82  $13,833.77  $14,406.69  $15,002.92

Estimated
Annual
Expenses     $    87.78  $    91.41  $    95.20  $    99.14  $   103.24  $   107.52  $   111.97  $   116.61  $   121.43  $   126.46


AIM SHORT TERM
BOND FUND
CLASS C--ANNUAL
EXPENSE RATIO

1.21%            YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.79%       7.72%      11.81%      16.04%      20.44%      25.01%      29.74%      34.66%      39.77%      45.06%

End of Year
Balance      $10,379.00  $10.772.36  $11,180.64  $11,604.38  $12,044.19  $12,500.66  $12,974.44  $13,466.17  $13,976.54  $14,506.25

Estimated
Annual
Expenses     $   123.29  $   127.97  $   132.82  $   137.85  $   143.07  $   148.50  $   154.12  $   159.97  $   166.03  $   172.32

AIM SHORT TERM
BOND FUND
CLASS R --ANNUAL
EXPENSE RATIO
..11%            YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%       40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.89%       7.93%      12.13%      16.49%      21.02%      25.73%       30.62%      35.70%      40.98%      46.47%

End of Year
Balance     $10,389.00  $10,793.13  $11,212.98  $11,649.17  $12,102.32  $12,573.10    13,062.20  $13,570.32  $14,098.20  $14,646.62

Estimated
Annual
Expenses    $   113.16  $   117.56  $   122.13  $   126.88  $   131.82  $   136.95   $   142.28  $   147.81  $   153.56  $   159.53"

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

             AIM TOTAL RETURN BOND FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 6, 2005
                    to the Prospectus dated November 23, 2004
              as supplemented November 23, 2004, December 29, 2004
                 (Supplement A), March 2, 2005, March 31, 2005,
                         April 29, 2005 and July 1, 2005

This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

The following replaces in its entirety the information appearing in the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" in the prospectus:

         "The fund may invest up to 25% of its total assets in foreign securities. The fund may invest up to 5% of its total assets in non-U.S. dollar denominated securities. The fund may also invest in credit derivatives. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------------------
(fees paid directly from
 your investment)                                       CLASS A     CLASS B     CLASS C      INVESTOR CLASS
----------------------------------------------------- ----------- ----------- ------------ ------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                         4.75%        None         None            None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                     None(1,2)    5.00%        1.00%            None(3)

ANNUAL FUND OPERATING EXPENSES(4)
-------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                       CLASS A     CLASS B     CLASS C      INVESTOR CLASS
----------------------------------------------------- ----------- ----------- ------------ ------------------
Management Fees                                          0.50%       0.50%        0.50%           0.50%
Distribution and/or  Service (12b-1) Fees(5)             0.25        1.00         1.00            0.50
Other Expenses(6)                                        0.72        0.72         0.72            0.72
Total Annual Fund Operating Expenses                     1.47        2.22         2.22            1.72
Fee Waiver(7)                                            0.32        0.32         0.32            0.32
Net Annual Fund Operating Expenses(8)                    1.15        1.90         1.90            1.40

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Other expenses for Class R shares are based on estimated average net assets for the current fiscal year.

(7) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.15%, 1.90%, 1.90% and 1.40% of Class A, Class B, Class C and Class R shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through July 31, 2006.

(8) The fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 1.00%, 1.75%, 1.75% and 1.25% of Class A, Class B, Class C and Class R shares, respectively. This expense limitation agreement may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Further, at the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR    3 YEARS     5 YEARS      10 YEARS
------------- -------- ----------- ----------- --------------
Class A       $   587   $  888     $   1,211     $   2,123
Class B           693      964         1,361         2,340
Class C           293      664         1,161         2,529
Class R           143      511           903         2,004

You would pay the following expenses if you did not redeem your shares:

              1 YEAR    3 YEARS     5 YEARS      10 YEARS
------------- -------- ----------- ----------- --------------
Class A       $   587   $  888     $   1,211     $   2,123
Class B           193      664         1,161         2,340
Class C           193      664         1,161         2,529
Class R           143      511           903         2,004

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM TOTAL
RETURN BOND
FUND
CLASS
A--ANNUAL
EXPENSE RATIO
1.15%            YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5       YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%     27.63%       34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.85%       7.85%      12.00%      16.31%      20.79%      25.44%      30.27%      35.29%      40.49%      45.90%

End of Year
Balance      $10,385.00  $10,784.82  $11,200.04  $11,631.24  $12,079.04  $12,544.09  $13,027.03  $13.528.57  $14,049.42  $14,590.33

Estimated
Annual
Expenses     $   117.21  $   121.73  $   126.41  $   131.28  $   136.33  $   141.58  $   147.03  $   152.69  $   158.57  $   164.68

AIM TOTAL
RETURN BOND
FUND
CLASS
B--ANNUAL
EXPENSE RATIO
1.90%            YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.10%       6.30%       9.59%      12.99%      16.49%      20.10%      23.83%      27.66%      32.58%      37.68%

End of Year
Balance      $10,310.00  $10,629.61  $10,959.13  $11,298.86  $11,649.13  $12,010.25  $12,382.57  $12,766.43  $13,257.93  $13,768.36

Estimated
Annual
Expenses     $   192.95  $   198.93  $   205.09  $   211.45  $   218.01  $   224.76  $   231.73  $   238.92  $   149.64  $   155.40

AIM TOTAL RETURN
BOND FUND
CLASS C--ANNUAL
EXPENSE RATIO
1.90%            YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.10%       6.30%       9.59%      12.99%      16.49%      20.10%      23.83%      27.66%      31.62%      35.70%

End of Year
Balance      $10,310.00  $10,629.61  $10,959.13  $11,298.86  $11,649.13  $12,010.25  $12,382.57  $12,766.43  $13,162.18  $13,570.21

Estimated
Annual
Expenses     $   192.95  $   198.93  $   205.09  $   211.45  $   218.01  $   224.76  $   231.73  $   238.92  $   246.32  $   253.96

AIM TOTAL RETURN
BOND FUND
INVESTOR
CLASS--ANNUAL
EXPENSE RATIO
1.40%            YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.60%       7.33%      11.19%      15.20%      19.34%      23.64%      28.09%      32.70%      37.48%      42.43%

End of Year
Balance      $10,360.00  $10,732.96  $11,119.35  $11,519.64  $11,934.35  $12,363.99  $12,809.09  $13,270.22  $13,747.95  $14,242.87

Estimated
Annual
Expenses     $   142.52  $   147.65  $   152.97  $   158.47  $   164.18  $   170.09  $   176.21  $   182.56  $   189.13  $   195.94"

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                            INSTITUTIONAL CLASSES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                          Supplement dated July 6, 2005
         to the Statement of Additional Information dated April 29, 2005 as supplemented July 1, 2005


This supplement supersedes and replaces in its entirety the supplement dated July 1, 2005.

The following information supersedes and replaces in its entirety the information appearing in the fourth paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST - SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

                  "This Statement of Additional Information relates solely to the Institutional Class of these eight Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, including the following:

                  o banks and trust companies acting in a fiduciary or similar capacity;

                  o bank and trust company common and collective trust funds;

                  o banks and trust companies investing for their own account;

                  o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

                  o        retirement plans;

                  o        platform sponsors with which A I M Distributors, Inc.
                           ("AIM Distributors") has entered into an agreement;
                           and

                  o        proprietary asset allocation funds."


The heading titled "INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - SWAP AGREEMENTS" in the Statement of Additional Information is now titled "INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - INTEREST RATE, INDEX AND CURRENCY EXCHANGE RATE SWAPS."


The following new section is added after the information appearing under the heading INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - INTEREST RATE, INDEX AND CURRENCY EXCHANGE RATE SWAPS." in the Statement of Additional
Information:

         "CREDIT DEFAULT SWAPS. AIM High Yield Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may enter into Credit Default Swaps ("CDS"). A CDS is an agreement between two parties pursuant to which one party agrees to make one or more payments to the other, while the other party would assume the risk of a referenced debt obligation in the event of default. CDS may be direct ("unfunded swaps") or indirect in the form of a structured note ("funded swaps"). Unfunded and funded credit default swaps may be on a single security or packaged as a basket of CDS. The Fund may buy a CDS ("buy credit protection") in which it pays a fixed payment over the life of the swap in exchange for a counterparty taking on the risk of default of a referenced debt obligation ("Reference Entity").

Alternatively, the Fund may sell a CDS ("sell protection") in which it will receive a fixed payment in exchange for taking on the credit risk of the Reference Entity. An investment in a CDS may cause the portfolio performance to be more or less volatile.

CDS agreements are typically individually negotiated and structured. CDS agreements may be entered into for investment or hedging purposes. The Fund may enter into CDS to create direct or synthetic long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities

As a buyer of a CDS, the Fund would pay a fixed spread over the life of the agreement to the seller of the CDS. If an event of default occurs, the fixed payment stream would cease, the Fund would deliver defaulted bonds to the seller and the seller would pay the full notional value, or the "par value", of the reference obligation to the Fund. The Fund may already own the reference bonds or may purchase a deliverable bond in the market. Alternatively, the two counterparties may agree to cash settlement. If no event of default occurs, the Fund pays the fixed stream of cash flows to the seller, and no other exchange occurs.

As a seller of CDS, the Fund would receive a fixed payment stream. If an event of default occurs, the fixed payment stream stops, the Fund would pay the buyer par, and, in return, the Fund would receive deliverable bonds. Alternatively, if cash settlement is elected, the Fund would pay the buyer par less the market value of the referenced bonds. If no event of default occurs, the Fund receives the cash flow payment over the life of the agreement.

Risks of CDS include the risk that a counterparty may default on amounts owed to the Fund, basis risk (risk that the price of a derivative used to hedge or reflect an underlying bond behaves differently than the price of that bond), liquidity risk and market risk.

Credit Derivatives may create covered or uncovered exposure to the Funds. The Funds generally will employ a strategy of setting aside liquid assets to cover any potential obligation. This strategy would be employed to avoid multiplying a Fund's economic exposure and would limit risks of leveraging. For example, the Fund may sell protection on a Reference Entity bearing the risk of delivering par to the counterparty. The Fund would set aside liquid assets, marked to the market daily, to cover this potential obligation.

CDS agreements are generally governed by a single master agreement for each counterparty, and the agreements allow for netting of counterparties' obligations on specific transactions. The Fund's obligation or rights will be the net amount owed to or by the counterparty. A Fund's current obligations under a swap agreement will be accrued daily (on a net basis), and the Fund will maintain liquid assets in an amount equal to amounts owed to a swap counterparty less the value of any collateral posted. The Fund will not enter into a swap agreement with any single counterparty if the net amount owed or to be received under existing contracts with that counterparty would exceed 5% of the Fund's net assets determined on the date the CDS is entered into.

         CDS Options. The Fund may additionally enter into CDS option transactions which grant the holder the right, but not the obligation, to enter into a credit default swap at a specified future date and under specified terms in exchange for a purchase price ("premium"). The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised."

                                       2